Summary of Principal Accounting Policies - Accounts Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable
Recorded allowance for doubtful accounts for the year	¥ 0	¥ 0	¥ 0
Other receivables, net
Allowance for loan receivables and deposits for lessor and other suppliers	¥ 300	¥ 3	¥ 9,400